CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Operating activities
Net income	$ 852	$ 5,064
Adjustments to reconcile net income to net cash provided by operating activities:
Share/Unit-based compensation	28,422	2,602
Gain on Paycheck Protection Program loan forgiveness	0	(1,535)
Fair value change in warrant liability	(21,295)	0
Transaction costs allocated to warrant liability	2,302	0
Loss on extinguishment on deferred purchase price paid to Kunlun	11,851	0
Accrual of premium on debt	0	1,118
Amortization of debt issuance costs	1,281	1,180
Interest income on promissory note from member	(2,842)	(2,038)
Depreciation and amortization	37,505	43,234
Provision for doubtful accounts	282	53
Deferred income taxes	(11,218)	(4,312)
Non-cash lease expense	1,050	0
Changes in operating assets and liabilities:
Accounts receivable	(4,832)	(6,105)
Prepaid expenses and deferred charges	(4,440)	(1,777)
Other current assets	2,558	(3,292)
Other assets	20	37
Accounts payable	1,802	1,845
Accrued expenses and other current liabilities	10,211	(7,481)
Deferred revenue	(1,491)	6,547
Due to/(from) related party	0	10
Lease liability	(1,989)	0
Other liabilities	615	(720)
Net cash provided by operating activities	50,644	34,430
Investing activities
Purchase of property and equipment	(430)	(269)
Additions to capitalized software	(5,155)	(3,528)
Net cash used in investing activities	(5,585)	(3,797)
Financing activities
Proceeds from issuance of common stock in the Business Combination	5,182	0
Proceeds from exercise of Forward Purchase Agreement	100,000	0
Transaction costs paid in connection with the Business Combination	(28,460)	0
Payment of related party note payable	(1,780)	0
Payment of deferred purchase price to Kunlun	(155,000)	0
Proceeds from exercise of stock options	2,023	1,351
Distributions paid	(196,305)	0
Proceeds from issuance of debt	230,800	0
Proceeds from issuance of debt	(3,480)	(56,640)
Payment of debt issuance costs	(5,092)	(960)
Net cash used in financing activities	(52,112)	(56,249)
Net decrease in cash, cash equivalents and restricted cash	(7,053)	(25,616)
Cash, cash equivalents and restricted cash, beginning of the period	17,170	42,786
Cash, cash equivalents and restricted cash, end of the period	10,117	17,170
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	8,725	15,778
Restricted cash	1,392	1,392
Cash, cash equivalents and restricted cash	10,117	17,170
Supplemental disclosure of cash flow information:
Cash interest paid	18,054	22,751
Income taxes paid	2,236	9,514
Supplemental disclosure of non-cash financing activities:
Paycheck Protection Program loan forgiveness	0	1,535
Repayment of principal and interest on the promissory note to a member from distributions	15,809	0
Promissory note to Group Holdings in relation to the Distribution (defined below)	155,000	0
Member distributions	(170,809)	0
Transaction costs incurred but not yet paid	$ (1,196)	$ 0